Unaudited Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Weighted average number of shares outstanding-diluted	3,943,288	3,991,263